Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2018
Registrant Name	Salt Funds Trust
Central Index Key	0001757412
Amendment Flag	false
Document Creation Date	Mar. 01, 2019
Document Effective Date	Mar. 06, 2019
Prospectus Date	Mar. 01, 2019